Stock-based Compensation (Performance Share Unit Plan) (Details) - Performance Share Unit Plan - Employee - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	951,935
Share Unit Plans: Granted including DRIP	242,462
Share Unit Plans: Exercised	(357,960)
Share Unit Plans: Forfeited	(145,991)
Share Unit Plans: Outstanding and exercisable, Ending Balance	690,446
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 48.60
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	59.30
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	42.85
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	44.28
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 56.24
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 40.0	$ 66.0